Property and Equipment	3 Months Ended
Mar. 31, 2016
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]
8.	Property and Equipment

Property and equipment and leasehold improvements are capitalized at cost and depreciated using the straight-line method (the Company used the double-declining balance method for property and equipment placed in service prior to January 2011) over estimated lives as follows:

Equipment	5 –10 years
Vehicle	5 years
Leasehold improvements	Life of lease
Software	3 years

Property and equipment consists of the following:

	March 31, 2016	December 31, 2015
Lab equipment	$6,571,438	$6,617,038
Computer equipment	557,010	540,212
Office equipment	191,248	191,248
Leasehold improvements	212,730	212,730
Accumulated depreciation	(5,082,754)	(4,934,321)
Property and equipment, net	$2,449,672	$2,626,907

For the three months ended March 31, 2016 and March 31, 2015, depreciation expense was $158,993 and $174,721, respectively.